Stock Options (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock-based compensation expense	$ 16,875	$ 11,458	$ 14,853	$ 106,638
Non Employee Stock Option [Member]
Stock-based compensation expense	16,875	11,458	26,976	79,662
Employees and Directors Stock Option
Stock-based compensation expense			$ 3,396	$ 26,976